Retirement Benefit and Other Post-retirement Obligations - Summary of Effect Percentage of Discount Rate Increase (Decrease) on Defined Benefit Obligation and Total Pension Expense (Parenthetical) (Detail) - Rate used to discount plan liabilities [member]
Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage movement in discount rate sensitivity analysis	1.00%
Percentage movement in discount rate sensitivity analysis	1.00%